Taxes (Details) ¥ in Millions, ¥ in Millions	6 Months Ended					12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Oct. 01, 2019
Taxes [Line Items]
Statutory income tax rate	21.10%	21.10%	21.10%			30.60%	30.60%
Profit taxes rate	(70.50%)	(70.50%)	(70.50%)			(22.30%)	(22.30%)
Reduced amount of effective rate (in Yuan Renminbi) | ¥			¥ 3
Income taxes, description	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.
Consumption tax				$ 600,000
Income Tax Effects Allocated Directly to Equity, Cumulative Effect of Change in Accounting Principle	$ 80,000.00			$ 200,000
Operating loss carryforward	136,774					$ 61,114
Applicable consumption tax rate											8.00%
Consumption tax amount						28,300,000		¥ 3,800.0
Tax consultant amount						6,100,000	¥ 800.0
Consumption tax payable						5,475,313			$ 16,600,000	¥ 2,200.0
Consumption tax amount									12,900,000	1,700.0
Additional consumption tax amount									$ 4,900,000	¥ 700.0
Consumption tax receivable						200,000		30.0
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 2,687,920
Tokyo Regional Taxation Bureau [Member]
Taxes [Line Items]
Consumption tax payable						600,000		¥ 90.9
Minimum [Member]
Taxes [Line Items]
Foreign income tax rate	0.00%	0.00%	0.00%
Applicable consumption tax rate											8.00%
Maximum [Member]
Taxes [Line Items]
Foreign income tax rate	8.45%	8.45%	8.45%
Applicable consumption tax rate											10.00%
Japan [Member]
Taxes [Line Items]
Statutory income tax rate				30.60%	30.60%
Hong Kong [Member]
Taxes [Line Items]
Profit taxes rate				16.50%	16.50%
Effective income tax value (in Dollars)					$ 2,000,000
Operating loss carryforward	$ 61,458
Hong Kong [Member] | TLS [Member]
Taxes [Line Items]
Profit taxes rate	8.25%	8.25%	8.25%
Effective income tax value (in Dollars)		$ 2,000,000
PRC [Member]
Taxes [Line Items]
Foreign income tax rate	25.00%	25.00%	25.00%
Reduced effective percentage	5.00%	5.00%	5.00%
Malaysia [Member]
Taxes [Line Items]
Foreign income tax rate	24.00%	24.00%	24.00%
United States [Member]
Taxes [Line Items]
Foreign income tax rate	21.00%	21.00%	21.00%
Operating loss carryforward	$ 25,818					$ 58,218
Canada [Member]
Taxes [Line Items]
Statutory income tax rate	11.50%	11.50%	11.50%
Foreign income tax rate	15.00%	15.00%	15.00%
Statutory income tax rate	26.50%	26.50%	26.50%